                                   Evergreen
                                    Maryland
   March 31, 1998                Municipal Bond
 Semiannual Report                    Fund






(Evergreen Logo appears here)

    Evergreen Funds(SM)
        SINCE 1932

                               Table of Contents


  Letter to Shareholders ......................   1

  Fund at a Glance ............................   2

  Financial Highlights ........................   4

  Schedule of Investments .....................   7

  Statement of Assets and Liabilities .........   8

  Statement of Operations .....................   9

  Statements of Changes in Net Assets .........  10

  Notes to Financial Statements ...............  11

  Additional Information ......................  14

--------------------------------------------------------------------------------
                                Evergreen Funds

Evergreen Funds is one of the nation's fastest growing investment companies with more than $47 billion in assets under management.

With over 80 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broader range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This semiannual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:

   ARE NOT FDIC INSURED   May lose value o Are not bank guaranteed

                        Evergreen Funds Distributor, Inc.

                            Letter to Shareholders
                            ----------------------

                                    May 1998



                                Dear Shareholders:


 (Photo of                      The 12-month period that ended on March 31,
 William M. Ennis               1998, proved to be an especially rewarding one
 appears here)                  for shareholders of the Evergreen state
                                municipal bond funds, as investors received
 William M. Ennis               generous returns made even more
 Managing Director              impressive on an after-tax basis.

                                The 12 months encompassed a period when the
U.S. economy showed stubborn resilience. Despite some international market uncertainty brought on by the Asian crisis, the economy in the United States continued to grow at a moderate rate, with restrained inflation. These factors, combined with a declining federal budget deficit, allowed interest rates to fall and bond prices to increase. The yields on longer-maturity bonds tended to decrease more than the yields on shorter-maturity bonds. For example, the yield on the 30-year Treasury fell during the 12 months from 7.07% to 5.93%, while the yield on the three-month Treasury remained fairly stable, declining only from 5.14% to 4.98%.

Competitive Performance

In this favorable economic and interest rate environment, the emphasis of the Evergreen state municipal bond funds on investments in securities with higher yields and longer maturities proved especially rewarding on both an absolute and after-tax basis.1

Positive Outlook

Going forward, Evergreen portfolio managers continue to see a generally supportive economic environment. With this scenario, the state municipal bond funds are emphasizing a strategy of careful security selection among higher-yielding, longer-maturity bonds. We believe this strategy gives continued opportunity for the funds to provide competitive performance for tax-conscious shareholders.

The Evergreen Funds Commitment

At Evergreen Funds, we are committed to providing a broad array of funds with a variety of investment objectives to help investors pursue goals consistent with their needs and risk tolerances. We encourage you, if you have any questions about this fund or any other Evergreen Fund, to consult your financial advisor or call us at 800-343-2898.

Thank you for your continued investment with Evergreen Funds.

Sincerely,

/s/ William M. Ennis

William M. Ennis
Managing Director
Evergreen Funds

1 Some portion of the Fund's income may be subject to the Federal Alternative Minimum Tax.

                                   EVERGREEN
                          Maryland Municipal Bond Fund

                     Fund at a Glance as of March 31, 1998

                                   Portfolio
                                Characteristics
                                ---------------


               Total Net Assets                     $29,385,316

               Average Credit Quality                        AA

               Average Maturity                      12.7 years

               Average Duration                       7.0 years

            -------------------------------------------------------
                            CURRENT INVESTMENT STYLE


(Graphic appears here with the following information:)
Duration
Short   Int   Long

Quality
High    Med    Low

                                   Morningstar's Style Box is based on a
                                   portfolio date as of 3/31/98.

                                   The Fixed-Income Style Box placement is
                                   based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

                                   Source: 1998 Morningstar, Inc.



--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS*

                                  Class A      Class Y
Inception Date                10/16/90     10/16/90
Average Annual Returns
6 months w/o sales charge      2.12%           n/a
6 months with sales charge    (2.73%)        2.25%
One year w/o sales charge      7.68%           n/a
One year with sales charge     2.56%         7.94%
3 years                        3.65%         5.61%
5 years                        3.63%         4.90%
Since Inception                5.20%         6.06%
Maximum Sales Charge           4.75%           n/a
                              Front End
30-day SEC Yield               3.34%         3.76%
Taxable Equivalent**           5.53%         6.23%
6-month dividends per share   $ 0.16       $ 0.17

 *Adjusted for maximum applicable sales charge.

**Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

 Note: No performance data available for Class B shares due to inception date of March 27, 1998.
--------------------------------------------------------------------------------
                               LONG TERM GROWTH

(A graph appears here with the following information:)



                                  10/90  3/91  3/92  3/93  3/94  3/95  3/96  3/97  3/98

Class A Shares                       (Customer to fill in plot points)
Lehman Brothers
   Municipal 10-yr. Bond Index
Consumer Price Index (CPI)

Comparison of a $10,000 investment in Evergreen Maryland Municipal Bond Fund, Class A shares, versus a similar investment in the Lehman Brothers Municipal 10-yr. Bond Index (LBMBI) and the Consumer Price Index (CPI).


Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Lehman Brothers Municipal Bond Index is an unmanaged index. The index does not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index, a measure of inflation, is through March 31, 1998.

                                   EVERGREEN
                          Maryland Municipal Bond Fund

                                   Portfolio
                                  Management
                                   ----------

                     (Photo of Charles Jeanne appears here)


                                Charles Jeanne
                              Tenure: March 1998


Despite a turbulent fiscal period marked by the well-publicized crisis in Asian financial markets, the Evergreen Maryland Municipal Bond Fund's Class Y shares posted a 2.25% total return for the six months ended March 31, 1998. For the 12 months ended March 31, 1998, the Fund's Class Y shares had a total return of 7.94%. Our primary strategy during the fiscal period was to strengthen the portfolio's current yield, thereby seeking to provide somewhat of a cushion from volatility and fluctuating interest rates. Consistent with this strategy, we sold shorter, lower-yielding general obligation bonds and replaced them with higher-yielding issues which included economic development authority and housing bonds. These purchases also succeeded in increasing the Fund's average maturity. We also emphasized securities with non-callable features, a move designed to help reduce the portfolio's prepayment risk. The portfolio adjustments undertaken during this period have bolstered the Fund's current yield and should positively impact performance going forward.

       ----------------------------------------------------------------
                             PORTFOLIO COMPOSITION
       (as a percentage of net assets)

(Graphic appears here with the following information:)

General Obligation Notes/Bonds - 36.1%
Hospitals/Healthcare - 11.9%
Water & Sewer - 11.7%
Lease Rental Bonds/
   Municipal Leases - 11.5%
Housing - 6.9%
Industrial Development/
   Pollution Control - 5.3%
Education - 5.1%
Other investments and other
   assets and liabilities, net - 4.8%
Public Facilities - 3.5%
Transportation - 3.2%


      ----------------------------------------------------------------
                               PORTFOLIO QUALITY
       (as a percentage of portfolio assets)

(Graphic appears here with the following information:)

AAA - 43.1%
AA - 40.8%
A - 15.6%
Not Rated - 0.5%

                                   EVERGREEN
                         Maryland Municipal Bond Fund

                              Financial Highlights

                (For a share outstanding throughout each period)


                                                          Six Months Ended        Year Ended September 30,
                                                          March 31, 1998*  --------------------------------------
                                                            (Unaudited)        1997*        1996*        1995*
 CLASS A SHARES
Net asset value beginning of period                         $    10.91      $  10.56     $  10.69     $  10.17
                                                            ----------      --------     --------     --------
Income from investment operations
Net investment income                                             0.16          0.37         0.38         0.40
Net realized and unrealized gain (loss) on investments            0.07          0.35       (  0.13)       0.54
                                                            ----------      --------     ---------    --------
Total from investment operations                                  0.23          0.72         0.25         0.94
                                                            ----------      --------     ---------    --------
Less distributions from
Net investment income                                         (   0.16)       (  0.37)     (  0.38)     (  0.40)
Net realized gain on investments                                     0              0            0      (  0.02)
                                                            ----------      ---------    ---------    ---------
Total distributions                                           (   0.16)       (  0.37)     (  0.38)     (  0.42)
                                                            ----------      ---------    ---------    ---------
Net asset value end of period                               $    10.98      $  10.91     $  10.56     $  10.69
                                                            ----------      ---------    ---------    ---------
Total return (b)                                                  2.12%          6.92%        2.36%        9.81%
Ratios/supplemental data
Ratios to average net assets
 Expenses                                                         2.15%(a)       1.69%        1.43%        1.24%
 Expenses excluding indirectly paid expenses                      2.11%(a)          -            -            -
 Expenses excluding waivers and/or reimbursements                 2.11%(a)       1.69%        1.68%        1.68%
 Net investment income                                            2.94%(a)       3.45%        3.57%        4.24%
Portfolio turnover rate                                              8%            13%         138%          21%
Net assets end of period (thousands)                        $   24,914      $  27,786    $  31,284    $  32,172


                                                                                                  October 16, 1990
                                                                                                  (Commencement of
                                                                Year Ended September 30,          Class Operations)
                                                         --------------------------------------          to
                                                             1994*        1993*        1992*     September 30, 1991*
 CLASS A SHARES
Net asset value beginning of period                        $  11.24    $  10.39     $  10.10        $     10.00
                                                           --------    --------     --------        -----------
Income from investment operations
Net investment income                                          0.45        0.49         0.54               0.53
Net realized and unrealized gain (loss) on investments      (  0.97)       0.85         0.29               0.10
                                                           --------    --------     --------        -----------
Total from investment operations                            (  0.52)       1.34         0.83               0.63
                                                           --------    --------     --------        -----------
Less distributions from
Net investment income                                       (  0.45)     (  0.49)     (  0.54)        (    0.53)
Net realized gain on investments                            (  0.10)           0            0                 0
                                                           --------    ---------    ---------       -----------
Total distributions                                         (  0.55)     (  0.49)     (  0.54)        (    0.53)
                                                           --------    ---------    ---------       -----------
Net asset value end of period                              $  10.17    $  11.24     $  10.39        $     10.10
                                                           --------    ---------    ---------       -----------
Total return (b)                                            (  4.74%)      13.24%        8.31%             6.64%
Ratios/supplemental data
Ratios to average net assets
 Expenses                                                      1.17%        1.00%        0.59%             0.60%(a)
 Expenses excluding indirectly paid expenses                      -            -            -                 -
 Expenses excluding waivers and/or reimbursements              1.68%        1.77%        2.50%             1.65%(a)
 Net investment income                                         4.22%        4.50%        5.11%             5.66%(a)
Portfolio turnover rate                                          27%          23%          34%               35%
Net assets end of period (thousands)                       $ 34,580    $  33,907    $   4,053       $     2,940

(a)  Annualized.
(b)  Excluding applicable sales charges.
 * On February 28, 1998, Virtus Maryland Municipal Bond Fund sold substantially all of its net assets to Evergreen Maryland Municipal Bond Fund. As Virtus Maryland Municipal Bond Fund is the accounting survivor, its basis of accounting for assets and liabilities and its operating results for the periods prior to February 28, 1998 have been carried forward in these financial highlights.


                       See Notes to Financial Statements.

                                   EVERGREEN
                         Maryland Municipal Bond Fund

                              Financial Highlights

                (For a share outstanding throughout the period)


                                                      March 27, 1998
                                                     (Commencement of
                                                     Class Operations)
                                                            to
                                                      March 31, 1998
                                                        (Unaudited)
 CLASS B SHARES
Net asset value beginning of period                    $    10.99
                                                       ----------
Income from investment operations
Net investment income                                           0(c)
Net realized and unrealized loss on investments          (   0.01)
                                                       ----------
Total from investment operations                         (   0.01)
                                                       ----------
Less distributions from net investment income                   0
                                                       ----------
Net asset value end of period                          $    10.98
                                                       ----------
Total return (b)                                             0.00%
Ratios/supplemental data
Ratios to average net assets
 Expenses                                                    0.00%(a)
 Expenses excluding indirectly paid expenses                 0.00%(a)
 Expenses excluding waivers and/or reimbursements            0.00%(a)
 Net investment income                                       0.00%(a)
Portfolio turnover rate                                         8%
Net assets end of period (thousands)                   $        5

(a)  Annualized.
(b)  Excluding applicable sales charges.
(c)  Amounts represent less than $0.01 per share.



                       See Notes to Financial Statements.

                                   EVERGREEN
                         Maryland Municipal Bond Fund


                              Financial Highlights

                (For a share outstanding throughout each period)


                                                           Six Months Ended          Year Ended September 30,
                                                           March 31, 1998*   -----------------------------------------
                                                             (Unaudited)         1997*         1996*         1995*
 CLASS Y SHARES
Net asset value beginning of period                         $     10.91       $   10.56     $   10.69     $   10.17
                                                            -----------       ---------     ---------     ---------
Income from investment operations
Net investment income                                              0.17            0.40          0.41          0.42
Net realized and unrealized gain (loss) on investments             0.07            0.35       (   0.13)        0.54
                                                            -----------       ---------     ----------    ---------
Total from investment operations                                   0.24            0.75          0.28          0.96
                                                            -----------       ---------     ----------    ---------
Less distributions from
Net investment income                                         (    0.17)        (   0.40)     (   0.41)     (   0.42)
Net realized gain on investments                                      0                0             0      (   0.02)
                                                            -----------       ----------    ----------    ----------
Total distributions                                           (    0.17)        (   0.40)     (   0.41)     (   0.44)
                                                            -----------       ----------    ----------    ----------
Net asset value end of period                               $     10.98       $   10.91     $   10.56     $   10.69
                                                            -----------       ----------    ----------    ----------
Total return                                                       2.25%            7.19%         2.61%        10.09%
Ratios/supplemental data
Ratios to average net assets
 Expenses                                                          1.89%(a)         1.44%         1.18%         0.99%
 Expenses excluding indirectly paid expenses                       1.85%(a)            -             -             -
 Expenses excluding waivers and/or reimbursements                  1.85%(a)         1.44%         1.43%         1.43%
 Net investment income                                             3.19%(a)         3.70%         3.82%         4.49%
Portfolio turnover rate                                               8%              13%          138%           21%
Net assets end of period (thousands)                        $     4,466       $    5,683    $    8,889    $    9,447


                                                                                                  October 16, 1990
                                                                                                  (Commencement of
                                                                Year Ended September 30,          Class Operations)
                                                         --------------------------------------          to
                                                             1994*        1993*        1992*     September 30, 1991*
 CLASS Y SHARES
Net asset value beginning of period                        $  11.24    $  10.39     $  10.10        $     10.00
                                                           --------    --------     --------        -----------
Income from investment operations
Net investment income                                          0.48        0.50         0.54               0.53
Net realized and unrealized gain (loss) on investments      (  0.97)       0.85         0.29               0.10
                                                           --------    --------     --------        -----------
Total from investment operations                            (  0.49)       1.35         0.83               0.63
                                                           --------    --------     --------        -----------
Less distributions from
Net investment income                                       (  0.48)     (  0.50)     (  0.54)        (    0.53)
Net realized gain on investments                            (  0.10)           0            0                 0
                                                           --------    ---------    ---------       -----------
Total distributions                                         (  0.58)     (  0.50)     (  0.54)        (    0.53)
                                                           --------    ---------    ---------       -----------
Net asset value end of period                              $  10.17    $  11.24     $  10.39        $     10.10
                                                           --------    ---------    ---------       -----------
Total return                                                (  4.50%)      13.37%        8.31%             6.64%
Ratios/supplemental data
Ratios to average net assets
 Expenses                                                      0.92%        0.86%        0.59%             0.60%(a)
 Expenses excluding indirectly paid expenses                      -            -            -                 -
 Expenses excluding waivers and/or reimbursements              1.43%        1.63%        2.50%             1.65%(a)
 Net investment income                                         4.46%        4.64%        5.11%             5.66%(a)
Portfolio turnover rate                                          27%          23%          34%               35%
Net assets end of period (thousands)                       $ 11,301    $  12,014    $   6,004       $       556

(a) Annualized.
* On February 28, 1998, Virtus Maryland Municipal Bond Fund sold substantially all of its net assets to Evergreen Maryland Municipal Bond Fund. As Virtus Maryland Municipal Bond Fund is the accounting survivor, its basis of accounting for assets and liabilities and its operating results for the periods prior to February 28, 1998 have been carried forward in these financial highlights.


                   See Notes to Financial Statements.

                                   EVERGREEN
                          Maryland Municipal Bond Fund

                            Schedule of Investments

                           March 31, 1998 (Unaudited)



    Principal
     Amount                                            Value
MUNICIPAL OBLIGATIONS - 98.5%
                 Maryland - 98.5%
 $  1,000,000   Baltimore County, Maryland,
                Auto Parking Revenue
                5.25%, 7/1/08 ..................    $ 1,045,260
    1,000,000   Baltimore, Maryland,
                Baltimore City Parking
                Systems Revenue, Series A
                5.25%, 7/1/17 ..................      1,025,600
    1,000,000   Baltimore, Maryland,
                Consolidated Public
                Improvement, Series A
                5.38%, 10/15/08, (AMBAC) .......      1,041,460
    1,000,000   Calvert County, Maryland,
                Economic Development Revenue,
                Asbury Solomons Inc.
                5.00%, 1/1/17, (MBIA) ..........        978,490
    1,500,000   Calvert County, Maryland,
                Pollution Control Revenue
                5.55%, 7/15/14 .................      1,545,660
    1,400,000   Carroll County, Maryland,
                County Commissoners,
                Consolidated Public
                Improvement
                5.35%, 12/1/16 .................      1,432,354
    1,430,000   Howard County, Maryland,
                Consolidated Public
                Improvement, Series A
                5.25%, 8/15/11 .................      1,475,746
                Maryland State, Community
                Development Administration:
      500,000    Series B
                5.30%, 9/1/23 ..................        496,525
    1,470,000    Single Family Program, 5th Series
                5.40%, 4/1/08 ..................      1,532,519
                Maryland State, Health and
                Higher Education Facilities:
    1,000,000    Francis Scott Key Medical Center
                5.30%, 7/1/08, (FGIC) ..........      1,044,550
    1,400,000    Fredrick Memorial Hospital
                5.20%, 7/1/08, (FGIC) ..........      1,471,442
    1,800,000   Maryland State, Stadium
                Authority, Lease Revenue
                5.88%, 12/15/11, (AMBAC) .......      1,933,578
                Maryland State, State and
                Local Facilities Loan:
    2,500,000    1st Series
                5.70%, 3/15/10 .................      2,701,925
      250,000    2nd Series
                5.25%, 6/15/07 .................        264,840


    Principal
     Amount                                            Value
MUNICIPAL OBLIGATIONS - continued
                Maryland - continued
 $    850,000   Maryland State,
                Transportation Authority
                Facilities Revenue
                5.80%, 7/1/06 ..................    $   930,291
                Maryland State, Washington
                Suburban Sanitation District,
                Water Supply Revenue:
    1,600,000    5.38%, 6/1/11 .................      1,643,408
    1,700,000    5.50%, 6/1/10 .................      1,792,412
      500,000   Montgomery County, Maryland,
                Consolidated Public
                Improvement, Series A
                5.75%, 7/1/06 ..................        548,780
    1,000,000   Ocean City, Maryland, General
                Obligation
                5.50%, 3/15/09, (MBIA) .........      1,058,690
    1,000,000   Prince Georges County,
                Maryland, Maryland National
                Park and Planning Commission,
                Park Aquisition and
                Development, Series 2
                5.13%, 7/1/10 ..................      1,032,270
    1,300,000   Prince Georges County,
                Maryland, Stormwater
                Management
                6.00%, 7/1/09 ..................      1,429,285
    1,000,000   Rockville, Maryland, General
                Obligation
                4.90%, 4/15/07 .................      1,021,000
    1,400,000   University of Maryland,
                Systems Auxiliary Revenue,
                Series A
                5.40%, 4/1/09 ..................      1,484,112
                                                    -----------
                Total Municipal Obligations
                (cost $27,689,442) .............     28,930,197
                                                    -----------


   Shares
MUTUAL FUND SHARES - 0.4% (cost $130,000)
  130,000   Federated Municipal Obligation Fund       130,000
                                                      -------
            Total Investments -
             (cost $27,819,442) .....  98.9%       29,060,197
            Other Assets and
             Liabilities - net ......   1.1           325,119
                                      -----        ----------
            Net Assets - ............ 100.0%      $29,385,316
                                      =====       ===========

Legend of Portfolio Abbreviations
AMBAC Insured by American Municipal Bond Assurance Corporation
FGIC  Insured by Federal Guaranty Insurance Company
MBIA  Insured by Municipal Bond Investors Assurance Corporation


                       See Notes to Financial Statements.

                                   EVERGREEN
                          Maryland Municipal Bond Fund

                      Statement of Assets and Liabilities

                           March 31, 1998 (Unaudited)


------------------------------------------------------------------------------
Assets
 Investments at market value (identified cost - $27,819,442).....  $29,060,197
 Cash ...........................................................          279
 Interest receivable ............................................      397,378
 Receivable for Fund shares sold ................................       15,000
-----------------------------------------------------------------  -----------
   Total assets .................................................   29,472,854
-----------------------------------------------------------------  -----------
Liabilities
 Distributions to shareholders ..................................       32,666
 Payable for Fund shares redeemed ...............................       25,992
 Distribution fee payable .......................................       11,083
 Due to related parties .........................................        7,290
 Accrued Trustees' fees and expenses ............................           75
 Accrued expenses and other liabilities .........................       10,432
-----------------------------------------------------------------  -----------
   Total liabilities ............................................       87,538
-----------------------------------------------------------------  -----------
Net assets ......................................................  $29,385,316
=================================================================  ===========
Net assets represented by
 Paid-in capital ................................................  $28,314,041
 Accumulated net realized loss on investments ...................     (169,480)
 Net unrealized appreciation on investments .....................    1,240,755
-----------------------------------------------------------------  -----------
   Total net assets .............................................  $29,385,316
=================================================================  ===========
Net assets consist of
 Class A ........................................................  $24,914,074
 Class B ........................................................        4,998
 Class Y ........................................................    4,466,244
-----------------------------------------------------------------  -----------
                                                                   $29,385,316
=================================================================  ===========
Shares Outstanding
 Class A ........................................................    2,268,334
 Class B ........................................................          455
 Class Y ........................................................      406,635
-----------------------------------------------------------------  -----------
Net asset value per share
 Class A ........................................................  $     10.98
=================================================================  ===========
 Class A - Offering price (based on sales charge of 4.75%) ......  $     11.53
=================================================================  ===========
 Class B ........................................................  $     10.98
=================================================================  ===========
 Class Y ........................................................  $     10.98
=================================================================  ===========

                       See Notes to Financial Statements.

                                   EVERGREEN
                          Maryland Municipal Bond Fund

                            Statement of Operations

                  Six Months Ended March 31, 1998* (Unaudited)


Investment Income
 Interest ..............................................................  $793,071
------------------------------------------------------------------------ ---------
Expenses
 Management fee ........................................................   111,644
 Transfer agent fees ...................................................    54,777
 Administrative services fee ...........................................    35,221
 Custodian fees ........................................................    35,009
 Distribution Plan expenses ............................................    33,396
 Professional fees .....................................................    22,737
 Shareholder reports expense ...........................................    17,743
 Trustee's fees and expenses ...........................................     1,119
 Other .................................................................    19,625
------------------------------------------------------------------------ ---------
   Total expenses ......................................................   331,271
 Less: Expenses paid indirectly ........................................    (5,806)
------------------------------------------------------------------------ ---------
   Net expenses ........................................................   325,465
------------------------------------------------------------------------ ---------
   Net investment income ...............................................   467,606
======================================================================== =========
Net realized and unrealized gain on investments
 Net realized gain on investments ......................................   182,252
 Net change in unrealized appreciation (depreciation) on investments ...    51,344
------------------------------------------------------------------------ ---------
 Net realized and unrealized gain on investments .......................   233,596
------------------------------------------------------------------------ ---------
 Net increase in net assets resulting from operations ..................  $701,202
======================================================================== =========

* On February 28, 1998, Virtus Maryland Municipal Bond Fund sold substantially all of its net assets to Evergreen Maryland Municipal Bond Fund. As Virtus Maryland Municipal Bond Fund is the accounting survivor, its basis of accounting for assets and liabilities and its operating results for the periods to February 28, 1998 have been carried forward in these financial statements.


                       See Notes to Financial Statements.

                                   EVERGREEN
                         Maryland Municipal Bond Fund

                      Statements of Changes in Net Assets


                                                                               Six Months Ended
                                                                               March 31, 1998*        Year Ended
                                                                                 (Unaudited)     September 30, 1997*
                                                                             ------------------ --------------------
Operations
 Net investment income .....................................................    $    467,606       $   1,275,863
 Net realized gain on investments ..........................................         182,252             163,436
 Net change in unrealized appreciation (depreciation) on investments .......          51,344             982,703
----------------------------------------------------------------------------    ------------       -------------
  Net increase in net assets resulting from operations .....................         701,202           2,422,002
----------------------------------------------------------------------------    ------------       -------------
Distributions to shareholders from net investment income
 Class A ...................................................................        (392,682)         (1,015,074)
 Class Y ...................................................................         (74,924)           (261,815)
----------------------------------------------------------------------------    ------------       -------------
  Total distributions to shareholders ......................................        (467,606)         (1,276,889)
----------------------------------------------------------------------------    ------------       -------------
Capital share transactions
 Proceeds from shares sold .................................................         417,496           2,708,043
 Proceeds from reinvestment of distributions ...............................         256,458             770,265
 Payments for shares redeemed ..............................................      (4,991,015)        (11,327,459)
----------------------------------------------------------------------------    ------------       -------------
  Net decrease in net assets resulting from capital share transactions .....      (4,317,061)         (7,849,151)
----------------------------------------------------------------------------    ------------       -------------
    Total decrease in net assets ...........................................      (4,083,465)         (6,704,038)
----------------------------------------------------------------------------    ------------       -------------
Net assets
 Beginning of period .......................................................      33,468,781          40,172,819
----------------------------------------------------------------------------    ------------       -------------
 End of period [Including undistributed net investment income as
  follows: 1998-$0 and 1997- $0]............................................    $ 29,385,316       $  33,468,781
============================================================================    ============       =============

* On February 28, 1998, Virtus Maryland Municipal Bond Fund sold substantially all of its net assets to Evergreen Maryland Municipal Bond Fund. As Virtus Maryland Municipal Bond Fund is the accounting survivor, its basis of accounting for assets and liabilities and its operating results for the periods prior to February 28, 1998 have been carried forward in these financial statements.


                       See Notes to Financial Statements.

                   Notes to Financial Statements (Unaudited)


1. ORGANIZATION


The Evergreen Maryland Municipal Bond Fund (the "Fund") is a non-diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware business trust organized on September 17, 1997. The Trust is an open end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing distribution fee than Class A. Class B shares are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class B shares will automatically convert to Class A shares after seven years. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed within one year after the month of purchase. Class Y shares are sold at net asset value and are not subject to contingent deferred sales charges or distribution fees. Class Y shares are sold only to investment advisory clients of First Union Corporation ("First Union") and its affiliates, certain institutional investors or Class Y shareholders of record of certain other funds managed by First Union and its affiliates as of December 30, 1994. As of March 31, 1998, Class C shares had not yet commenced operations.

Effective on the close of business on February 28, 1998, the Fund acquired all of the assets and certain liabilities of the Virtus Maryland Municipal Bond Fund (the "Virtus Fund") through a tax-free exchange of shares. Shareholders of Investment Shares and Trust Shares in the Virtus Fund became owners of that number of full and fractional shares of Class A and Class Y, respectively, of the Fund having an aggregate net asset value equal to the aggregate net asset value of their shares of the Virtus Fund immediately prior to the close of business on February 28, 1998. The Fund had no operations prior to the merger. Since both the Fund and the Virtus Fund were similar funds, and the Virtus Fund contributed the majority of the net assets and shareholders, its basis of accounting for assets and liabilities and its operating results for prior periods are carried forward as the accounting survivor.


2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities
An independent pricing service values the Fund's municipal bonds at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue. Securities for which valuations are not available from an independent pricing service, including restricted securities, are valued at fair value as determined in good faith according to procedures established by the Board of Trustees.

Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

C. Federal Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Fund will not incur any federal income tax liability since it is expected to distribute all of its net investment company taxable income, net tax-exempt income and net capital gains, if any, to its shareholders. The Fund also intends to avoid any excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is the Fund's policy not to distribute such gains.

D. Distributions
Distributions from net investment income for the Funds are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

E. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.


3. CAPITAL SHARE TRANSACTIONS

The Fund has an unlimited number of shares of beneficial interest with a par value of $0.001 authorized. Shares of beneficial interest of the Fund are currently divided into Class A, Class B and Class Y. Transactions in shares of the Fund were as follows:


                                                         Six Months                       Year
                                                            Ended                         Ended
                                                       March 31, 1998              September 30, 1997
                                                ----------------------------- -----------------------------
                                                    Shares         Amount         Shares         Amount
                                                ------------- --------------- ------------- ---------------
Class A
Shares sold ...................................      37,264    $    408,419       192,865    $  2,067,713
Shares issued in reinvestment of distributions       23,336         256,458        71,862         770,265
Shares redeemed ...............................    (340,117)     (3,740,439)     (679,110)     (7,269,728)
----------------------------------------------- -----------   -------------   -----------   -------------
Net decrease ..................................    (279,517)   $ (3,075,562)     (414,383)   $ (4,431,750)
=============================================== ===========   =============   ===========  -------------


                                                  March 27, 1998
                                                 (Commencement of
                                                Class Operations)
                                                        to
                                                  March 31, 1998
                                                ------------------
                                                 Shares    Amount
------------------------------------------------------------------
Class B
Shares sold ...................................    455    $5,000
Shares issued in reinvestment of distributions       0         0
Shares redeemed ...............................      0         0
----------------------------------------------- ------   -------
Net increase ..................................    455    $5,000
=============================================== ======   =======


                                                         Six Months                       Year
                                                            Ended                         Ended
                                                       March 31, 1998              September 30, 1997
                                                ----------------------------- -----------------------------
                                                    Shares         Amount         Shares         Amount
------------------------------------------------------------------------------------------- ---------------
Class Y
Shares sold ...................................         368    $      4,077        59,419    $    640,330
Shares issued in reinvestment of distributions            0               0             0               0
Shares redeemed ...............................    (114,820)     (1,250,576)     (380,036)     (4,057,731)
----------------------------------------------- -----------   -------------   -----------   -------------
Net decrease ..................................    (114,452)   $ (1,246,499)     (320,617)   $ (3,417,401)
=============================================== ===========   =============   ===========   -------------

4. SECURITIES TRANSACTIONS


Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $2,489,815 and $ 4,106,931, respectively, for the six months ended March 31, 1998.

As of September 30, 1997, the Fund had capital loss carryovers for federal income tax purposes of $351,799 expiring in the year 2004.


5. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly owned subsidiary of The BISYS Group Inc. ("BISYS"), serves as principal underwriter to the Fund. Prior to March 1, 1998, Federated Securities Corp. served as the principal underwriter for the Fund.

The Fund has adopted a Distribution Plan for each class of shares, except Class Y, as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit a fund to reimburse its principal underwriter for costs related to selling shares of the fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the fund, are paid by the fund through expenses called "Distribution Plan expenses". Each class, except Class Y, currently pays a service fee equal to 0.25% of the average daily net asset of the class. Class B and Class C also pay distribution fees equal to 0.75% of the average daily net assets of the Class. Distribution Plan expenses are calculated daily and paid monthly.

During the six months ended March 31, 1998, amounts paid to EDI pursuant to the Fund's Class A and Class B Distribution Plans were $13,539 and $0, respectively. Amounts paid to Federated Securities Corp. during the six months ended March 31, 1998, with respect to Class A and Class B shares were $19,857 and $0, respectively.

With respect to Class B and Class C shares, the principal underwriter may pay distribution fees greater than the allowable annual amounts the Fund is permitted to pay under the Distribution Plans.

Each of the Distribution Plans may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the respective class.


6. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND OTHER AFFILIATED
TRANSACTIONS

The Capital Management Group ("CMG") of First Union National Bank of North Carolina, a subsidiary of First Union, serves as the investment adviser to the Fund and is paid a management fee that is computed daily and paid monthly. CMG is paid at an annual rate of 0.50% of the average daily net assets of the Fund. Prior to March 1, 1998, the Fund paid its prior investment adviser, Virtus Capital Management Inc., an advisory fee at an annual rate of 0.75% of the Fund's average daily net assets. During the six months ended March 31, 1998, the Fund paid or accrued $6,590 to CMG for management fees.

Evergreen Investment Services, Inc. ("EIS"), a subsidiary of First Union, is the administrator and BISYS Fund Services is sub-administrator for the Fund. The administrator and sub-administrator for the Fund are entitled to an annual fee based on the average daily net assets of the funds administered by EIS for which First Union or its investment advisory subsidiaries are also the investment advisers. The administration fee is calculated by applying percentage rates, which start at 0.05% and decline to 0.01% per annum as net assets increase, to the average daily net asset value of the Fund. The sub-administration fee is calculated by applying percentage rates, which start at 0.01% and decline to 0.004% per annum as net assets increase, to the average daily net asset value of the Fund. Prior to March 1, 1998, Federated Administrative Services provided the Fund with administrative personnel and services and was paid a fee based on the level of average daily net assets of the Virtus Funds, the Blanchard Funds and the Blanchard Precious Metals Fund, Inc. but not less than $50,000 per year.

During the six months ended March 31, 1998, the Fund paid or accrued $700 to EIS for certain administrative services.

Evergreen Service Company ("ESC"), an indirect wholly owned subsidiary of First Union, serves as the transfer and dividend disbursing agent for the Fund. Prior to March 1, 1998, Federated Shareholder Services Company served as the Fund's transfer and dividend disbursing agent. Total transfer agent fees paid by the Fund to ESC for the period from March 1, 1998 to March 31, 1998 were $2,000.

Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds. As sub-administrator to the Fund, BISYS Fund Services provides the officers of the Funds.


7. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an expense offset arrangement with its custodian. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.


8. DEFERRED TRUSTEES' FEES

Each Independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly installments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000.


9. CONCENTRATION OF CREDIT RISK

The Fund invests a substantial portion of its assets in issuers located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

ADDITIONAL INFORMATION (Unaudited)

On February 20, 1998 a special meeting of shareholders for the Virtus Maryland Municipal Bond Fund was held to consider a number of proposals. On December 26, 1997, the record date for the meeting, the Virtus Maryland Municipal Bond Fund had the following shares outstanding and the following number of shares were represented at the meeting:


      Record Date Shares Outstanding ...................................................................   2,865,325
      Shares represented at meeting ....................................................................   2,072,264
      Percentage of record date shares represented at meeting ..........................................       72.32%
            Proposal 1 - To approve the proposed Agreement and Plan of Conversion with Evergreen
               Maryland Municipal Bond Fund, a series of the Evergreen Municipal Trust:
            Shares voted "For" .........................................................................   1,530,024
            Shares voted "Against" .....................................................................      50,247
            Shares voted "Abstain" .....................................................................      67,650
            Broker "Non-Vote" ..........................................................................     424,343
            Proposal 2 - To approve an interim investment advisory agreement between the Virtus Maryland
              Municipal Bond Fund and Virtus Capital Management, Inc., until the reorganization of the Virtus Maryland Municipal Bond Fund into the Evergreen Maryland Municipal Bond Fund:
            Shares voted "For" .........................................................................   1,949,873
            Shares voted "Against" .....................................................................      51,147
            Shares voted "Abstain" .....................................................................      71,244
            Proposal 3 - To approve the proposed reclassification of the Virtus Maryland Municipal Bond
              Fund's investment objective from fundamental to nonfundamental:
            Shares voted "For" .........................................................................   1,431,427
            Shares voted "Against" .....................................................................      71,802
            Shares voted "Abstain" .....................................................................     144,692
            Broker "Non-Vote" ..........................................................................     424,343
            Proposal 4 - To approve the proposed changes to the Virtus Maryland Municipal
              Bond Fund's fundamental investment restrictions:
            Shares voted "For" .........................................................................   1,441,620
            Shares voted "Against" .....................................................................      56,525
            Shares voted "Abstain" .....................................................................     149,776
            Broker "Non-Vote" ..........................................................................     424,343

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

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68432                             543702   RVO   5/98


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   with the following information:                           U.S. POSTAGE
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   SINCE 1932)                                               CHARLOTTE, NC
                                                             PERMIT NO. 136
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